Inventories (Tables)	3 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
A summary of the Company's inventories is shown below:

	March 31,	December 31,
	2017	2016
Supplies	$3,638,587	$4,020,670
Raw materials	149,455	75,971
Work in process	—	205,450
Finished goods	2,309,529	1,822,110
Total inventory	$6,097,571	$6,124,201